Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2025 Fund
June 30, 2022
Z25-NPRT1-0822
1.9884238.105
Domestic Equity Funds - 29.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	484,756	5,104,484
Fidelity Series Commodity Strategy Fund (a)	253,919	1,226,426
Fidelity Series Large Cap Growth Index Fund (a)	236,594	3,272,094
Fidelity Series Large Cap Stock Fund (a)	220,051	3,602,230
Fidelity Series Large Cap Value Index Fund (a)	511,928	6,900,794
Fidelity Series Small Cap Opportunities Fund (a)	153,019	1,729,116
Fidelity Series Value Discovery Fund (a)	176,186	2,568,796
TOTAL DOMESTIC EQUITY FUNDS (Cost $25,826,339)		24,403,940

International Equity Funds - 28.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	127,158	1,696,294
Fidelity Series Emerging Markets Fund (a)	110,495	910,478
Fidelity Series Emerging Markets Opportunities Fund (a)	501,147	8,198,766
Fidelity Series International Growth Fund (a)	254,995	3,567,383
Fidelity Series International Index Fund (a)	150,418	1,490,639
Fidelity Series International Small Cap Fund (a)	71,540	1,073,098
Fidelity Series International Value Fund (a)	366,752	3,517,150
Fidelity Series Overseas Fund (a)	340,888	3,562,277
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $25,191,346)		24,016,085

Bond Funds - 42.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	114	1,133
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	744,124	6,399,470
Fidelity Series Corporate Bond Fund (a)	414,352	3,836,903
Fidelity Series Emerging Markets Debt Fund (a)	59,795	435,304
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	17,566	145,799
Fidelity Series Floating Rate High Income Fund (a)	9,814	84,992
Fidelity Series Government Bond Index Fund (a)	591,458	5,666,164
Fidelity Series High Income Fund (a)	56,146	453,099
Fidelity Series International Credit Fund (a)	8	69
Fidelity Series International Developed Markets Bond Index Fund (a)	378,952	3,346,145
Fidelity Series Investment Grade Bond Fund (a)	567,027	5,829,041
Fidelity Series Investment Grade Securitized Fund (a)	441,714	4,103,526
Fidelity Series Long-Term Treasury Bond Index Fund (a)	781,912	5,207,537
Fidelity Series Real Estate Income Fund (a)	27,422	283,817
TOTAL BOND FUNDS (Cost $36,187,947)		35,792,999

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 1.18% (a)(b)	742	742
Fidelity Series Short-Term Credit Fund (a)	77	741
Fidelity Series Treasury Bill Index Fund (a)	74	742
TOTAL SHORT-TERM FUNDS (Cost $2,233)		2,225

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $87,207,865)	84,215,249
NET OTHER ASSETS (LIABILITIES) - 0.0%	2
NET ASSETS - 100.0%	84,215,251

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	2,421	1,278	-	-	(10)	1,133
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	25,717	6,929,264	270,141	-	(11,458)	(273,912)	6,399,470
Fidelity Series Blue Chip Growth Fund	26,697	5,704,142	248,565	-	(23,342)	(354,448)	5,104,484
Fidelity Series Canada Fund	9,252	1,901,336	80,346	-	(5,012)	(128,936)	1,696,294
Fidelity Series Commodity Strategy Fund	6,482	1,444,032	51,802	-	(2,306)	(169,980)	1,226,426
Fidelity Series Corporate Bond Fund	21,961	4,265,315	384,257	7,879	(13,994)	(52,122)	3,836,903
Fidelity Series Emerging Markets Debt Fund	2,244	474,361	17,881	1,462	(1,063)	(22,357)	435,304
Fidelity Series Emerging Markets Debt Local Currency Fund	732	154,996	6,623	-	(288)	(3,018)	145,799
Fidelity Series Emerging Markets Fund	4,516	975,585	36,924	-	(1,602)	(31,097)	910,478
Fidelity Series Emerging Markets Opportunities Fund	41,086	8,809,223	332,158	-	(16,500)	(302,885)	8,198,766
Fidelity Series Floating Rate High Income Fund	439	91,136	3,842	253	(64)	(2,677)	84,992
Fidelity Series Government Bond Index Fund	30,727	6,194,897	571,441	5,724	(12,176)	24,157	5,666,164
Fidelity Series Government Money Market Fund 1.18%	1,025	19,239	19,522	4	-	-	742
Fidelity Series High Income Fund	2,625	502,008	25,359	1,557	(1,031)	(25,144)	453,099
Fidelity Series Inflation-Protected Bond Index Fund	3,987	73,005	76,666	81	(173)	(153)	-
Fidelity Series International Credit Fund	76	1	-	-	-	(8)	69
Fidelity Series International Developed Markets Bond Index Fund	13,553	3,555,270	222,606	8	(7,640)	7,568	3,346,145
Fidelity Series International Growth Fund	18,521	3,871,207	164,497	-	(13,731)	(144,117)	3,567,383
Fidelity Series International Index Fund	7,856	1,628,003	65,774	-	(5,526)	(73,920)	1,490,639
Fidelity Series International Small Cap Fund	5,780	1,194,955	58,048	-	(5,291)	(64,298)	1,073,098
Fidelity Series International Value Fund	18,746	3,932,794	167,735	-	(14,239)	(252,416)	3,517,150
Fidelity Series Investment Grade Bond Fund	32,314	6,423,438	580,398	10,135	(16,075)	(30,238)	5,829,041
Fidelity Series Investment Grade Securitized Fund	22,641	4,506,493	403,651	5,019	(11,386)	(10,571)	4,103,526
Fidelity Series Large Cap Growth Index Fund	16,838	3,580,844	183,429	21,291	(14,654)	(127,505)	3,272,094
Fidelity Series Large Cap Stock Fund	18,766	4,018,590	200,150	-	(15,999)	(218,977)	3,602,230
Fidelity Series Large Cap Value Index Fund	35,956	7,642,080	394,134	-	(31,966)	(351,142)	6,900,794
Fidelity Series Long-Term Treasury Bond Index Fund	20,726	5,560,552	364,545	8,212	(19,575)	10,379	5,207,537
Fidelity Series Overseas Fund	18,620	3,886,118	152,570	-	(14,798)	(175,093)	3,562,277
Fidelity Series Real Estate Income Fund	1,511	306,324	13,653	692	(700)	(9,665)	283,817
Fidelity Series Short-Term Credit Fund	1,028	19,243	19,471	9	(72)	13	741
Fidelity Series Small Cap Opportunities Fund	9,030	1,928,171	81,591	-	(6,810)	(119,684)	1,729,116
Fidelity Series Treasury Bill Index Fund	3,077	56,123	58,455	11	(5)	2	742
Fidelity Series Value Discovery Fund	13,283	2,803,978	148,867	-	(11,583)	(88,015)	2,568,796
	435,812	92,455,144	5,406,379	62,337	(279,059)	(2,990,269)	84,215,249

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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